Operating Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financial Information of Operating Segment [Abstract]
Net interest income	$ 49,995	$ 49,557	$ 47,754
Provision (reversal of provision) for credit losses	1,744	2,528	3,770	$ 2,442	$ 1,395
Noninterest income	36,413	38,832	40,513
Noninterest expense	56,126	58,484	52,377
Income before income tax expense	28,538	27,377	32,120
Income tax expense (benefit)	5,662	4,917	10,075
Net income before noncontrolling interests	22,876	22,460	22,045
Less: Net income from noncontrolling interests	483	277	107
Wells Fargo net income	22,393	22,183	21,938
Average loans	945,200	956,100
Average assets	1,888,900	1,933,000
Average deposits	$ 1,275,900	1,304,600
Operating Segment (Textual) [Abstract]
Number of reportable operating segments | segment	3
Annual sales of small business community banking customers (up to $5 million)	$ 5
Annual sales of wholesale banking customers (in excess of $5 million)	5
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,219	28,658	27,333
Provision (reversal of provision) for credit losses	1,783	2,555	2,691
Noninterest income	17,694	18,360	19,180
Noninterest expense	30,491	32,615	27,655
Income before income tax expense	14,639	11,848	16,167
Income tax expense (benefit)	3,784	634	5,213
Net income before noncontrolling interests	10,855	11,214	10,954
Less: Net income from noncontrolling interests	461	276	136
Wells Fargo net income	10,394	10,938	10,818
Average loans	463,700	475,700
Average assets	1,034,100	1,085,500
Average deposits	757,200	729,600
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	18,690	18,810	18,699
Provision (reversal of provision) for credit losses	(58)	(19)	1,073
Noninterest income	10,016	11,190	12,348
Noninterest expense	16,157	16,624	15,901
Income before income tax expense	12,607	13,395	14,073
Income tax expense (benefit)	1,555	3,496	4,159
Net income before noncontrolling interests	11,052	9,899	9,914
Less: Net income from noncontrolling interests	20	(15)	(28)
Wells Fargo net income	11,032	9,914	9,942
Average loans	465,700	465,600
Average assets	830,500	822,800
Average deposits	423,700	464,200
Wealth And Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	4,441	4,641	4,249
Provision (reversal of provision) for credit losses	(5)	(5)	(5)
Noninterest income	11,935	12,431	12,029
Noninterest expense	12,938	12,623	12,051
Income before income tax expense	3,443	4,454	4,232
Income tax expense (benefit)	861	1,668	1,596
Net income before noncontrolling interests	2,582	2,786	2,636
Less: Net income from noncontrolling interests	2	16	(1)
Wells Fargo net income	2,580	2,770	2,637
Average loans	74,600	71,900
Average assets	83,900	82,800
Average deposits	165,000	189,000
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(2,355)	(2,552)	(2,527)
Provision (reversal of provision) for credit losses	24	(3)	11
Noninterest income	(3,232)	(3,149)	(3,044)
Noninterest expense	(3,460)	(3,378)	(3,230)
Income before income tax expense	(2,151)	(2,320)	(2,352)
Income tax expense (benefit)	(538)	(881)	(893)
Net income before noncontrolling interests	(1,613)	(1,439)	(1,459)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(1,613)	(1,439)	$ (1,459)
Average loans	(58,800)	(57,100)
Average assets	(59,600)	(58,100)
Average deposits	$ (70,000)	$ (78,200)